Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Content related costs	43,943	62,871	95,987	15,856
Depreciation and amortization	18,739	21,978	26,439	4,367
Bandwidth and internet data centre	11,936	15,045	21,047	3,477
VAT, business taxes and surcharges	55,947	78,346	108,763	17,966

	130,565	178,240	252,236	41,666